Other Financial Liabilities (Details) - Schedule of other financial liabilities - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule of other financial liabilities [Abstract]
Payable in connection with the Acquisition of DDC CATV Network Private Limited (refer note 24)
Interest on tax payable	786,526	845,792
Interest accrued on 7% senior secured promissory note		337,745
Share warrants liability		75,322
Professional fees payable	17,399	251,381
Total	$ 803,925	$ 1,510,240